Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222714
Account Value [Line Items]
Account Value	$ 12,083	$ 11,931	$ 11,987	$ 11,563	$ 10,949	$ 10,578	$ 9,672	$ 9,589	$ 9,038	$ 8,841	$ 8,855	$ 8,549	$ 9,008	$ 9,600	$ 10,030	$ 10,210	$ 10,000
C000222715
Account Value [Line Items]
Account Value	607,546	599,395	602,318	581,015	549,595	530,955	485,121	480,952	452,814	442,914	443,615	427,772	450,770	480,413	501,500	510,500	500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	13,543	13,616	13,881	12,846	11,972	11,585	10,322	10,183	9,384	9,008	9,166	8,874	9,197	9,799	10,276	10,233	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	677,135	680,784	694,059	642,295	598,608	579,226	516,085	509,175	469,191	450,402	458,300	443,697	459,835	489,956	513,804	511,655	500,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	12,284	12,037	12,046	11,731	11,079	10,745	9,914	9,822	9,320	9,152	9,093	8,815	9,263	9,771	10,051	10,207	10,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	$ 614,180	$ 601,832	$ 602,287	$ 586,572	$ 553,967	$ 537,231	$ 495,676	$ 491,116	$ 466,006	$ 457,616	$ 454,640	$ 440,741	$ 463,152	$ 488,552	$ 502,550	$ 510,346	$ 500,000